PERRITT MICROCAP OPPORTUNITIES FUND, INC.
                      10 South Riverside Plaza, Suite 1520
                             Chicago, IL 60606-3802


                                  March 5, 2003


VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

               Re:  Perritt MicroCap Opportunities Fund, Inc.
                    File Nos. 33-16812 and 811-05308
                    Rule 497(j) Certification

Ladies and Gentlemen:

     The undersigned officer of Perritt MicroCap Opportunities Fund, Inc. (the "Fund") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

     1. that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 17 to the Form N-1A Registration Statement filed by the Fund on February 27, 2003, and which was effective on February 28, 2003, which is the most recent amendment to such Registration Statement; and

     2. that the text of Post-Effective Amendment No. 17 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on February 27, 2003.

                                   Very truly yours,

                                   PERRITT MICROCAP OPPORTUNITIES FUND, INC.


                                   By: /s/ Robert A. Laatz
                                       -----------------------------------------
                                       Robert A. Laatz
                                       Vice President and Secretary